Cover	Oct. 11, 2025
Cover [Abstract]
Entity Registrant Name	PACIFIC SPORTS EXCHANGE INC.
Entity Central Index Key	0001765651
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 11, 2025
Entity Ex Transition Period	false
Entity File Number	333-230690
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	83-1189007
Entity Address Address Line 1	2149 Rio De Janeiro Ave
Entity Address City Or Town	Punto Gorda
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33983
City Area Code	877
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	571-5562